Clearing Broker Assets and Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Clearing Broker Assets and Liabilities

4. Clearing Broker Assets and Liabilities:

Clearing broker assets and liabilities are comprised of the following (in millions):

	December 31, 2011	March 31, 2012
Segregated customer cash	$23	$10
Securities borrowed	157	161
Receivables from customers and other	33	46

Clearing broker assets	$213	$217

Payables to customers	$16	$10
Securities loaned	145	140
Payable to brokers and dealers	18	28

Clearing broker liabilities	$179	$178

Segregated customer cash is held by the Company on behalf of customers. Securities borrowed and loaned are collateralized financing transactions which are cash deposits made to or received from other broker/dealers. Receivables from and payables to customers represent amounts due or payable on cash and margin transactions.

3. Clearing Broker Assets and Liabilities:

Clearing broker assets and liabilities are comprised of the following (in millions):

	December 31, 2010	December 31, 2011
Segregated customer cash and treasury bills	$57	$23
Securities borrowed	154	157
Receivables from customers and other	19	33

Clearing broker assets	$230	$213

Payables to customers	$19	$16
Securities loaned	137	145

Payable to brokers and dealers	54	18

Clearing broker liabilities	$210	$179

Segregated customer cash and treasury bills are held by the Company on behalf of customers. Securities borrowed and loaned are collateralized financing transactions which are cash deposits made to or received from other broker/dealers. Receivables from and payables to customers represent amounts due or payable on cash and margin transactions.